CSC Small Cap Value Fund
Schedule of Investments
December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Basic Materials - 18.5%
Chase Corp.	8,900	$886,084
Compass Minerals International, Inc.	65,000	3,320,200
Ecovyst, Inc.	332,970	3,409,613
NewMarket Corp.	8,000	2,741,760
UFP Technologies *	20,000	1,405,200
		11,762,857
Consumer Discretionary - 18.1%
E.W. Scripps - Class A	120,500	2,331,675
Liberty TripAdvisor Holdings, Inc. – Class A *	317,600	689,192
Lions Gate Entertainment Corp. *	211,300	3,251,907
Six Flags Entertainment Corp. *	40,000	1,703,200
Skechers U.S.A., Inc. - Class A*	36,482	1,583,319
Wayside Technology Group, Inc.	55,039	1,929,667
		11,488,960
Consumer Staples - 5.1%
Landec Corp. *	290,000	3,219,000

Energy - 4.2%
Blueknight Energy Partners LP	813,854	2,685,718

Financials - 11.0%
Global Indemnity Group	120,000	3,015,600
StoneX Group, Inc. *	36,000	2,205,000
White Mountains Insurance Group, Ltd.	1,700	1,723,630
		6,944,230
Health Care - 1.0%
Viemed Healthcare, Inc. *	125,000	652,500

Industrials - 19.8%
AZZ	40,000	2,211,600
Colfax Corp.*	67,000	3,079,990
DLH Holdings *	133,200	2,759,904
Ducommun, Inc. *	25,700	1,201,989
KBR, Inc.	45,600	2,171,472
Standex International Corp.	10,000	1,106,600
		12,531,555
Technology - 7.9%
CommVault Systems, Inc. *	20,000	1,378,400
Great Elm Group, Inc. *	141,840	296,446
IEH Corp. *(a)	90,000	1,080,000
N-able, Inc. *	51,425	570,818
SecureWorks Corp. *	105,300	1,681,641
		5,007,305
Telecommunications - 8.0%
Millicom International Cellular *	45,000	1,280,250
ViaSat, Inc. *	85,000	3,785,900
		5,066,150
Utilities - 3.0%
Heritage-Crystal Clean *	60,000	1,921,200

Total Common Stocks
(Cost $47,617,245)		61,279,475

SHORT-TERM INVESTMENT - 3.5%
Invesco Treasury Obligations Portfolio, Institutional Class, 0.01% ^
Total Short-Term Investment
(Cost $2,224,332)	2,224,332	2,224,332

Total Investments - 100.1%
(Cost $49,841,577)		63,503,807
Other Assets and Liabilities, Net - (0.1)%		(91,380)
Total Net Assets - 100.0%		$63,412,427

*	Non-income producing security.
(a)
Security considered illquid and is categorized in Level 2 of the fair value hierarchy. The illiquid security has a total fair value of $1,080,000, which represents 1.7% of net assets. Information concerning the illiquid security is as follows:

	Security	Shares	Date Acquired	Cost Basis
	IEH Corp.	90,000	August 2021	$1,332,900

^	The rate of shown is the annualized seven day effective yield as of December 31, 2021.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes of valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$61,279,475	$-	$-	$61,279,475
Short-Term Investment	2,224,332	-	-	2,224,332
Total Investments in Securities	$63,503,807	$-	$-	$63,503,807

Refer to the Schedule of Investments for further information on the classification of investments.